Borrowings (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term foreign lines of credit and other arrangements
Short-Term Borrowings
Amount available	$ 231.0	$ 346.0	$ 341.0
Amount outstanding	79.6	177.2	76.4
Uncommitted borrowing arrangement
Short-Term Borrowings
Amount outstanding	$ 48.1	$ 130.0	$ 74.0